Equity Incentive Plans - Summary of non-vested restricted share options (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Unvested at beginning of period	415,889	271,038	143,000
Unvested at beginning of period	$ 7.09	$ 9.28	$ 12.49
Granted	515,000	1,100,000	885,000
Granted	$ 18.88	$ 5.09	$ 8.13
Vested	(595,560)	(955,149)	(756,962)
Vested	$ 15.28	$ 5.41	$ 8.54
Unvested at end of period	335,329	415,889	271,038
Unvested at end of period	$ 10.65	$ 7.09	$ 9.28